TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Abstract]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0